Income Tax Expense (Tables)	6 Months Ended
Sep. 30, 2024
Income Tax Expense [Abstract]
Schedule of Tax Rate

The Company’s subsidiaries incorporated in the PRC are subject to profits tax rate at 25% for income generated and operation in the local jurisdiction.

	For the six months ended September 30,
	2024 US$	2023 US$
	(Unaudited)	(Unaudited)
Tax recognized in profit or loss
Current tax expense
Current period	315,503	233,225

Reconciliation of effective tax rate
Income/ (loss) before income tax	6,360,424	(3,623,730)
Tax calculated at domestic tax rate applicable to respective profits (2023: 16.5%)		-
Lower domestic tax rate applicable to respective profits (2023: 8.25%)	1,049,454	(597,915)
Effect of tax rates in foreign jurisdiction	(21,429)	(21,068)
Effect of non-taxable income	(1,041,985)	(5,484)
Effect of non-deductible expense	26,003	—
Utilisation of tax loss	(131,075)	—
Tax effect of tax loss not recognized	434,535	857,692
Income tax expense	315,503	233,225